Expenses by Nature (Schedule of Expenses by Nature) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses by Nature [abstract]
Raw materials and consumables used	$ 33,013	$ 19,682
Employee benefits (note 24)	18,613	15,576
Facilities	2,683	2,643
Professional services	1,220	1,177
Depreciation and amortization	672	727
Shareholder and other corporate communications	479	562
Insurance	504	449
Marketing	499	381
Other	1,503	870
Total	$ 59,186	$ 42,067